Public Offering	12 Months Ended
Dec. 31, 2021
Proposed Public Offering [Abstract]
PUBLIC OFFERING

NOTE 3 - PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold to 13,800,000 Units which includes a full exercise by the underwriters of their over-allotment option in the amount of 1,800,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share (see Note 7).